Expected credit loss/(reversal) for receivables and other assets - Summary of Receivables and Other Assets (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Expected credit loss/(reversal) for receivables and other assets
Expected credit loss/(reversal) for loan principal and financing service fee receivables	¥ (209,396,631)	$ (30,359,658)	¥ (195,177,565)	¥ 1,434,446,417
Reversal for finance lease receivables	(5,086,116)	(737,418)	(16,452,740)	(29,287,359)
Reversal for contract assets	(31,168)	(4,519)	(87,784)	(3,089,153)
Expected credit loss/(reversal) for other current assets	(8,061,187)	(1,168,762)	59,901,259	219,292,278
Expected credit loss for other non-current assets	1,453,719	210,770
Provision for Doubtful Accounts	¥ (221,121,383)	$ (32,059,587)	¥ (151,816,830)	¥ 1,621,362,182